As filed with the Securities and Exchange Commission on June 23, 2011

1933 Act File No. 333-168219

_____________________________________________________________________________

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒
Pre-Effective Amendment No.   ☐
Post-Effective Amendment No. 2   ☒

EATON VANCE INVESTMENT TRUST
(Exact name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant's Telephone Number)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: This Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Beneficial Interest of Eaton Vance National Limited Maturity Municipal Income Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 33-1121).

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet

	Part A	-	Proxy Statement/Prospectus*

	Part B	-	Statement of Additional Information*

	Part C	-	Other Information

Signature Page

Exhibit Index

Exhibits

*	Previously filed in Registrant’s Registration Statement on Form N-14, File No. 333-168219
(the “Registration Statement”) filed on July 20, 2010 (Accession No. 0000940394-10-
000728), and subsequently filed in definitive form in the Registrant’s Post-Effective
Amendment No. 1 to the Registration Statement filed on August 27, 2010 (Accession No.
0000940394-10-000878). Parts A and B of Amendment No. 1 are incorporated by reference into this amendment.

The sole purpose of this amendment is to include in the Registration Statement the Definitive
Agreement and Plan of Reorganization (Exhibit 4) and the Opinion of Counsel on Tax Matters
(Exhibit 12) for the reorganization of Eaton Vance California Limited Maturity Municipal
Income Fund, with Eaton Vance National Limited Maturity Municipal Income Fund, each a series of the Registrant.

PART C OTHER INFORMATION

Item 15.   Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions.

     The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The advisory agreements of the Registrant provide the investment adviser limitation of liability to the Trust and its shareholders in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.   Exhibits

(1)	(a)	Amended and Restated Declaration of Trust of Eaton Vance Investment Trust
dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment
No. 34 filed July 13, 1995 (Accession No. 0000950156-95-000496) and incorporated herein by reference. As used herein, references to Post-Effective
Amendments are to post-effective amendments to the Registrant’s registration statement on Form N-1A.

	(b)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit
(1)(b) to Post-Effective Amendment No. 39 filed March 25, 1998 (Accession
No. 000590156-98-000284) and incorporated herein by reference.

	(c)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit
(a)(3) to Post-Effective Amendment No. 54 filed July 23, 2009 (Accession No.
0000940394-09-000557) and incorporated herein by reference.

	(d)	Amended and Restated Establishment and Designation of Series of Shares of
Beneficial Interest, Without Par Value (as amended and restated effective April
26, 2010) filed as Exhibit (a)(3) to Post-Effective Amendment No. 56 filed May
26, 2010 (Accession No. 0000940394-10-000520) and incorporated herein by reference.

(2)	(a)	By-Laws as amended March 30, 1992 filed as Exhibit (2)(a) to Post-Effective
Amendment No. 34 filed July 13, 1995 (Accession No. 0000950156-95-
000493) and incorporated herein by reference.

	(b)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to
Post-Effective Amendment No. 35 filed July 13, 1995 (Accession No.
0000950156-95-000493) and incorporated herein by reference.

	(c)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-
Effective Amendment No. 46 filed July 23, 2003 (Accession No.
0000940394-03-000522) and incorporated herein by reference.

	(d)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-
Effective Amendment No. 49 filed May 26, 2005 (Accession No.
0000940394-05-000679) and incorporated herein by reference.

	(e)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to
Post-Effective Amendment No. 52 filed July 26, 2007 (Accession No.
0000940394-07-000789) and incorporated herein by reference.

	(f)	Amendment to By-Laws dated August 11, 2008 filed as Exhibit (b)(6) to Post-
Effective Amendment No. 54 filed July 23, 2009 (Accession No.
0000940394-09-000557) and incorporated herein by reference.

(3)		Voting Trust Agreement. – not applicable.

(4)		Agreement and Plan of Reorganization by and between Eaton Vance Investment
Trust, on behalf of its series, Eaton Vance California Limited Maturity Municipal
Income Fund and Eaton Vance National Limited Maturity Municipal Income
Fund filed herewith.

(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated
Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.

(6)		Investment Advisory Agreements with Boston Management and Research for
Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida
Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity
Municipals Fund, Eaton Vance National Limited Maturity Municipals Fund,
Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New
York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity
Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals
Fund filed as Exhibit (d) to Post-Effective Amendment No. 49 filed May 26,
2005 (Accession No. 0000940394-05-000679) and incorporated herein by reference.

(7)	(a)	Distribution Agreement between Eaton Vance Investment Trust and Eaton Vance
Distributors, Inc. effective June 23, 1997 with attached Schedule A effective
June 23, 1997 filed as Exhibit (6)(a) to Post-Effective Amendment No. 39 filed
March 25, 1998 (Accession No. 0000950156-98-000284) and incorporated herein by reference.

	(b)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized
Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 of Eaton

Vance Special Investment Trust (File Nos. 2-27962, 811-01545) filed April 26,
2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.

(8)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital
Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(9)	(a)	Master Custodian Agreement with State Street Bank and Trust Company dated
September 1, 2010 filed as Exhibit (g)(1) to Post-Effective Amendment No. 108 to the Registration Statement of Eaton Vance Special Investment Trust (File Nos.
02-27962, 811-1545) filed September 27, 2010 (Accession No.
0000940394-10-001000) and incorporated herein by reference.

	(b)	Amended and Restated Services Agreement with State Street Bank and Trust
Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective
Amendment No. 108 to the Registration Statement of Eaton Vance Special
Investment Trust (File Nos. 02-27962, 811-1545) filed September 27, 2010
(Accession No. 0000940394-10-001000) and incorporated herein by reference.

(10)	(a)	Eaton Vance Investment Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1)
to Post-Effective Amendment No. 51 filed July 27, 2006 (Accession No.
0000940394-06-000678) and incorporated herein by reference.

	(b)	Eaton Vance Investment Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to
Post-Effective Amendment No. 39 filed March 25, 1998 (Accession No.
0000950156-98-000284) and incorporated herein by reference.

	(c)	(i) Eaton Vance Investment Trust Class C Distribution Plan adopted June
23, 1997 with attached Schedule A effective June 23, 1997 filed as
Exhibit (15)(c) to Post-Effective Amendment No. 39 filed March 25,
1998 (Accession No. 0000950156-98-000284) and incorporated
herein by reference.

(ii) Amended Schedule A effective November 14, 2005 to Class C
Distribution Plan adopted June 23, 1997 filed as Exhibit (m)(3)(b) to
Post-Effective Amendment No. 51 filed July 27, 2006 (Accession No.
0000940394-06-000678) and incorporated herein by reference.

	(d)	(i) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated
August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015)
(Accession No. 0000940394-07-000956) filed August 10, 2007 and incorporated herein by reference.

(ii) Schedule A effective May 25, 2011 filed as Exhibit (n)(2) to Post-Effective

Amendment No. 170 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed May 25, 2011 (Accession No.
0000940394-10-000607) and incorporated herein by reference.

		(iii)	Schedule B effective May 25, 2011 filed as Exhibit (n)(3) to Post-
Effective Amendment No. 170 of Eaton Vance Mutual Funds Trust (File
Nos. 2-90946 and 811-4015) filed May 25, 2011 (Accession No.
0000940394-10-000607) and incorporated herein by reference.

		(iv)	Schedule C effective May 25, 2011 filed as Exhibit (n)(4) to Post-Effective
Amendment No. 170 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed May 25, 2011 (Accession No.
0000940394-10-000607) and incorporated herein by reference.

(11)		Opinion and Consent of Counsel as to legality of securities being registered by
Registrant filed as Exhibit (11) to the initial filing of this Registration Statement on Form N-14 filed July 20, 2010 (Accession No. 0000940394-10-000728)
and incorporated herein by reference.

(12)		Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders filed herewith.

(13)	(a)	(i)	Amended Administrative Services Agreement between Eaton Vance
Investment Trust (on behalf of each of its series) and Eaton Vance
Management dated June 19, 1995 with attached schedules (including
Amended Schedule A) filed as Exhibit (9) to Post-Effective Amendment
No. 34 filed July 13, 1995 (Accession No. 0000950156-95-000493)
and incorporated herein by reference.

		(ii)	Amendment to Schedule A dated June 23, 1997 to the Amended
Administrative Services Agreement dated June 19, 1995 filed as Exhibit
(9)(a)(1) to Post-Effective Amendment No. 39 filed March 25, 1998 and incorporated herein by reference.

	(b)	(i)	Transfer Agency Agreement dated as of August 1, 2008 filed as Exhibit
(h)(1) to Post-Effective Amendment No. 70 of Eaton Vance Series Trust II
(File Nos. 02-42722, 811-02258) filed October 27, 2008 (Accession
No. 0000940394-08-001324) and incorporated herein by reference.

		(ii)	Amendment to Schedule A dated June 23, 1997 to the Amended
Administrative Services Agreement dated June 19, 1995 filed as Exhibit
(9)(a)(1) to Post-Effective Amendment No. 39 filed March 25, 1998
(Accession No. 0000950156-98-000284) and incorporated herein by reference.

	(c)	(i)	Transfer Agency Agreement dated as of August 1, 2008 filed as Exhibit
(h)(1) to Post-Effective Amendment No. 70 of Eaton Vance Series trust II
(File Nos. 02-42722, 811-02258) filed October 27, 2008 (Accession
No. 0000940394-05-000983) and incorporated herein by reference.

	(d)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between
PFPC Inc. and Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective
Amendment No. 109 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946,
811-04015) filed August 25, 2005 (Accession No. 0000940394-05-000983)
and incorporated herein by reference.

	(e)	Red Flag Services Amendment to the Transfer Agency Agreement effective May
1, 2009 with attached Schedule A effective April 30, 2009 filed as Exhibit
(h)(2)(b) to Post-Effective Amendment No. 31 of Eaton Vance Municipals Trust
II (File Nos. 33-71320, 811-8134)filed May 28, 2009 (Accession No.
0000940394-09-000411) and incorporated herein by reference.

(14)		Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance California Limited Maturity Municipal Income Fund
and Eaton Vance National Limited Maturity Municipal Income Fund filed as
Exhibit (14) to Post-Effective Amendment No. 1 to the Registration Statement on
N-14 filed August 27, 2010 (Accession No. 0000940394-10-000878) and
incorporated herein by reference.

(15)		Omitted Financial Statements – not applicable

(16)	(a)	Power of Attorney for N-14 of Eaton Vance Investment Trust dated June 7,
2010 filed as Exhibit (16) to the initial filing of this Registration Statement on
Form N-14 filed July 20, 2010 (Accession No. 0000940394-10-000728) and incorporated herein by reference.

	(b)	Power of Attorney for Eaton Vance Investment Trust dated February 7, 2011 filed as Exhibit (g)(6) to Post-Effective Amendment No. 57 filed July 27, 2010
(Accession No. 0000940394-10-000739) and incorporated herein by reference.

(17)	(a)	(i) Prospectus dated August 1, 2010, of Eaton Vance California Limited
Maturity Municipal Income Fund filed as Exhibit (17)(a)(i) to Post-
Effective Amendment No. 1 to the Registration Statement on N-14 filed
August 27, 2010 (Accession No. 0000940394-10-000878) and
incorporated herein by reference.

(ii) Statement of Additional Information dated August 1, 2010, of Eaton
Vance California Limited Maturity Municipal Income Fund filed as Exhibit
(17)(a)(ii) to Post-Effective Amendment No. 1 to the Registration
Statement on N-14 filed August 27, 2010 (Accession No. 0000940394-
10-000878) and incorporated herein by reference.

(iii) Prospectus dated August 1, 2010, of Eaton Vance National Limited
Maturity Municipal Income Fund filed as Exhibit (17)(a)(iii) to Post-
Effective Amendment No. 1 to the Registration Statement on N-14 filed
August 27, 2010 (Accession No. 0000940394-10-000878) and
incorporated herein by reference.

	(iv)	Statement of Additional Information dated August 1, 2010, of Eaton
Vance National Limited Maturity Municipal Income Fund filed as Exhibit
(17)(a)(iv) to Post-Effective Amendment No. 1 to the Registration
Statement on N-14 filed August 27, 2010 (Accession No. 0000940394-
10-000878) and incorporated herein by reference.

(b)	(i)	Eaton Vance California Limited Maturity Municipal Income Fund Annual
Report to Shareholders for the period ended March 31, 2010 filed as
Exhibit (17)(b)(i) to the initial filing of this Registration Statement on Form
N-14 filed July 20, 2010 (Accession No. 0000940394-10-000728)
and incorporated herein by reference.

	(ii)	Eaton Vance National Limited Maturity Municipal Income Fund Annual
Report to Shareholders for the period ended March 31, 2010 filed as
Exhibit (17)(b)(ii) to the initial filing of this Registration Statement on
Form N-14 filed July 20, 2010 (Accession No. 0000940394-10-
000728) and incorporated herein by reference.

(c)	Proxy Card filed as Exhibit (17)(c) to Post-Effective Amendment No. 1 to the
Registration Statement on N-14 filed August 27, 2010 (Accession No.
0000940394-10-000878) and incorporated herein by reference.

Item 17.   Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

     As required by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on the 23rd day of June, 2011.

EATON VANCE INVESTMENT TRUST /s/ Cynthia J. Clemson Cynthia J. Clemson, President

     Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date

/s/ Cynthia J. Clemson
Cynthia J. Clemson	President (Chief Executive Officer)	June 23, 2011

/s/ Barbara E. Campbell	Treasurer (Principal Financial	June 23, 2011
Barbara E. Campbell	and Accounting Officer)

Benjamin C. Esty*
Benjamin C. Esty	Trustee	June 23, 2011

Thomas E. Faust Jr.*
Thomas E. Faust Jr.	Trustee	June 23, 2011

Allen R. Freedman*
Allen R. Freedman	Trustee	June 23, 2011

William H. Park*
William H. Park	Trustee	June 23, 2011

Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	June 23, 2011

Helen Frame Peters*
Helen Frame Peters	Trustee	June 23, 2011

Lynn A. Stout*
Lynn A. Stout	Trustee	June 23, 2011

Ralph F. Verni*
Ralph F. Verni	Trustee	June 23, 2011

* By: /s/ Maureen A. Gemma
Maureen A. Gemma
(As Attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit Number	Description

(4)	Agreement and Plan of Reorganization by and between Eaton Vance Investment
Trust on behalf of its series, Eaton Vance California Limited Maturity Municipal
Income Fund and Eaton Vance National Limited Maturity Municipal Income
Fund.

(12)	Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders.